Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000157008 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000157008 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000157008 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000157008 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000157008 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157008 [Member] | Conventional Mortgage Backed Securities Liability for Sale Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000157008 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157009 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000157009 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000157009 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000157009 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157009 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000166996 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000166996 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000166996 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000166996 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000166996 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000166996 [Member] | Conventional Mortgage Backed Securities Liability for Sale Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000166996 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000166996 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000166995 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000166995 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000166995 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000166995 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000166995 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000166995 [Member] | Conventional Mortgage Backed Securities Liability for Sale Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000166995 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000166995 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000231055 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000231055 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000231055 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000231055 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000231055 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231055 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231054 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000231054 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000231054 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000231054 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000231054 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231054 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231057 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000231057 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000231057 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231057 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000231057 [Member] | Conventional Mortgage Backed Securities Liability for Sale Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000231057 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231057 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231056 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000231056 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000231056 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231056 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000231056 [Member] | Conventional Mortgage Backed Securities Liability for Sale Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000231056 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231056 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000246714 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000246714 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000246714 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246714 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000246714 [Member] | Conventional Mortgage Backed Securities Liability for Sale Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000246714 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000246715 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000246715 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000246715 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246715 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000246715 [Member] | Conventional Mortgage Backed Securities Liability for Sale Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000246715 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246715 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%